Derivative instruments and hedging activities - Written Credit Derivatives by External Credit Rating of Underlying Asset (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2014		Mar. 31, 2014
Credit Derivatives [Line Items]
Maximum potential payout / Notional	¥ 31,736		¥ 32,402
Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	21,039		21,070
Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	8,964		9,082
Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	1,008		1,574
Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	725		676
AAA Rating [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	2,348		2,233
AAA Rating [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	2,231		2,125
AAA Rating [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	82		86
AAA Rating [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	35		22
AAA Rating [Member] | Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
AA Rating [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	1,561		1,354
AA Rating [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	1,536		1,331
AA Rating [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	25		23
AA Rating [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
AA Rating [Member] | Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
A Rating [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	9,927		10,065
A Rating [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	4,986		5,232
A Rating [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	4,347		4,445
A Rating [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	9		1
A Rating [Member] | Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	585		387
BBB Rating [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	11,348		10,441
BBB Rating [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	7,474		7,362
BBB Rating [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	2,999		2,884
BBB Rating [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	820
BBB Rating [Member] | Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	55		195
BB Rating [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	4,319		4,670
BB Rating [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	2,951		3,231
BB Rating [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	1,256		1,341
BB Rating [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	27		4
BB Rating [Member] | Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	85		94
Other Rating [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	2,233	[1]	3,639	[1]
Other Rating [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	1,861	[1]	1,789	[1]
Other Rating [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	255	[1]	303	[1]
Other Rating [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	117	[1]	1,547	[1]
Other Rating [Member] | Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional

[1]	"Other" includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.